Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2012
Loss And Loss Adjustment Expense Reserves

6.  LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2012	2011	2010
Balance at January 1	$7,245.8	$7,071.0	$6,653.0
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Net balance at January 1	6,460.1	6,366.9	6,123.6

Incurred related to:
Current year	11,926.0	10,876.8	10,451.7
Prior years	22.0	(242.0)	(320.4)

Total incurred	11,948.0	10,634.8	10,131.3

Paid related to:
Current year	7,895.3	7,289.3	6,841.0
Prior years	3,536.5	3,252.3	3,047.0

Total paid	11,431.8	10,541.6	9,888.0

Net balance at December 31	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1

Balance at December 31	$7,838.4	$7,245.8	$7,071.0

We experienced minimal unfavorable reserve development of $22.0 million in 2012, compared to favorable development of $242.0 million and $320.4 million in 2011 and 2010, respectively, which is reflected as “Incurred related to prior years” in the table above.

2012

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The unfavorable prior year reserve development was primarily attributable to accident year 2011 and to a lesser extent accident year 2010. The aggregate reserve development for accident years 2009 and prior was favorable. Despite overall unfavorable reserve development, we did experience favorable reserve adjustments, primarily in our loss adjustment expenses and our personal auto bodily injury reserves for accident years 2009 and 2008.

•	Slightly more than half of the total unfavorable reserve development was attributable to our Commercial Auto business, with the remainder in our personal auto business.
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Our personal auto product’s development was primarily attributable to unfavorable development in our Florida personal injury protection coverage and an increase in our estimate of bodily injury severity for accident year 2011.

•	Unfavorable development in our Commercial Auto business reflects higher than anticipated frequency and severity costs on late emerging claims and higher settlements on large losses.

2011

•	About half of the favorable reserve development was attributable to accident years 2008 and prior, while the balance was primarily due to claims from accident year 2010.
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Approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

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The 2011 favorable development was driven primarily by the same factors we experienced in 2010, including favorable settlement of larger losses and lower defense and cost containment costs, but was partially offset by unfavorable development on our total IBNR reserves, reflecting a greater than anticipated increase in the number of late emerging claims compared to 2010.

2010

•	Approximately 70% of the favorable reserve development was attributable to accident year 2009, while the balance was mostly due to claims from accident years 2007 and 2006.
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About 70% of the favorable reserve development was in our Personal Lines business, with our Agency and Direct channels contributing almost equal amounts; the balance was in our Commercial Auto business.

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The favorable reserve development reflected the settlement of larger losses for amounts less than we originally reserved in our Personal Lines (primarily in our personal auto product) and Commercial Auto businesses. We also experienced lower than expected defense and cost containment costs, reflecting a combination of fewer claims being litigated, as well as the fact that a greater percentage of these cases are now being handled by our in-house counsel, which is a cost-effective alternative to using external law firms. In addition, our IBNR reserves developed favorably due to lower severity and frequency of late emerging claims.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.

We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other natural catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.